Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of fixed assets,net

Fixed assets consist of the following:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Software (ERP Implementation)	€87,800	€87,800
Computers	37,490	31,307
Furniture and fixtures	10,930	4,676
Total fixed assets	136,220	123,783
Less: accumulated depreciation	(33,287)	(12,144)
Property and equipment, net	€102,933	€111,639